Employee benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit
Employee benefit expenses	¥ 5,694,240	¥ 5,290,925	¥ 3,546,241